Intangible Assets (Tables)	12 Months Ended
Nov. 30, 2014
Intangible Assets
Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

	Amortization Period	Gross Amount	Accumulated Amortization	Net Amount
Trade names	Indefinite	$44,400	$—	$44,400
Designs	6 Years	12,400	2,411	9,989
Customer relationships	10 Years	2,700	316	2,384

Total		$59,500	$2,727	$56,773

Schedule of estimated amortization expense

        Estimated amortization expense for the next five years is as follows (in thousands) at November 30, 2014:

2015	$2,337
2016	2,337
2017	2,337
2018	2,337
2019	1,992
Thereafter	1,035

Total	$12,375